PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Total Return Fund IV)
Disclosure Related to the PIMCO Total Return Fund IV (the "Fund")

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities.